FORECLOSED ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Repossessed Assets [Abstract]
Balance, beginning of year	$ 1,994	$ 2,048
Additions	609	957
Proceeds from sale	(1,165)	(576)
Valuation adjustment	(373)	(285)
Gains (losses) on sales	(54)	(150)
Balance, ending of year	$ 1,011	$ 1,994